Stockholders' Equity (Stock Repurchase Program) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 02, 2020	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stock repurchase program, authorized amount				$ 250,000,000
Number of shares authorized to be repurchased under the Repurchase Program (in shares)					2,500,000
Number of remaining shares authorized to be repurchased under the Repurchase Program (in shares)					1,650,000
Shares repurchased and retired (in shares)	5,025,374	3,521,420	0
Average cost per share (usd per share)	$ 17.04	$ 14.44
Cost for shares repurchased	$ 85,600,000	$ 50,800,000
Payments for fees and commissions paid to the sales agent	201,000	$ 141,000
Warrants repurchased (in shares)		4,398,394
Remaining authorized repurchase amount	$ 80,300,000